Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Recurring:
Cash and cash equivalents	$ 206,339	$ 179,934	$ 166,483	$ 109,407
Other:
Long-term debt	(1,769,632)	(2,029,076)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	206,339	179,934
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(215,641)	(100,417)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,681)	(10,894)
Carrying Amount [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment	17,979
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(270,731)	(297,979)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	13,435	2,677
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	2,153	(1,078)
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	13,250	19,000
Vessels and equipment		42,848
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(1,553,991)	(1,928,659)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	206,339	179,934
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(221,086)	(100,969)
Fair Value [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,681)	(10,894)
Fair Value [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment	17,979
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(270,731)	(297,979)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	13,435	2,677
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	2,153	(1,078)
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	13,250	19,000
Vessels and equipment		42,848
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (1,452,136)	$ (1,800,110)